SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of segment information

	Year Ended December 31, 2022
	IT	IT-focused
	Professional	Supplementary STEAM
	Education	Education	Total
	RMB	RMB	RMB
Net revenues	1,068,230	1,399,844	2,468,074
Cost of revenues	(320,961)	(735,082)	(1,056,043)
Gross profit	747,269	664,762	1,412,031

	Year Ended December 31, 2021
	IT	IT-focused
	Professional	Supplementary STEAM
	Education	Education	Total
	RMB	RMB	RMB
Net revenues	1,150,247	1,236,273	2,386,520
Cost of revenues	(409,326)	(792,093)	(1,201,419)
Gross profit	740,921	444,180	1,185,101

	Year Ended December 31, 2020
	IT	IT-focused
	Professional	Supplementary STEAM
	Education	Education	Total
	RMB	RMB	RMB
Net revenues	1,136,043	761,840	1,897,883
Cost of revenues	(420,349)	(646,493)	(1,066,842)
Gross profit	715,694	115,347	831,041